Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets

Note 7 – Intangible Assets

Intangible assets comprise of capitalization of certain costs pertaining to products development which meets the criteria as set forth above under Note 3. Following table illustrates the movement in intangible assets as at December 31, 2015 and March 31, 2015:

	12/31/2015	3/31/2015
Opening Balance	$327,542	$341,651
Add: Costs capitalized during the period	189,174	190,210
Less: Amount written off	(139,323)	(200,972)
Translational loss	(23,970)	(3,348)
Net intangible assets	$353,423	$327,542

Note 8 – Intangible assets

Intangible assets comprises of capitalization of certain costs pertaining to products development which meets the criteria as set forth above under Note 3. Following table illustrates the movement in intangible assets as at March 31, 2015 and 2014:

	3/31/2015	3/31/2014
Opening Balance	$341,651	$346,123

Add: Costs capitalized during the year	190,210	239,770
Less: Amount Written -off	(200,972)	(234,139)
Translational gain	(3,348)	(10,104)
Net Intangible Assets	$327,542	$341,651

Duo Software (Pvt.) Limited [Member]
Intangible Assets

Note 7 – Intangible assets

Intangible assets comprises of capitalization of certain costs pertaining to products development which meets the criteria as set forth above under Note 3. Following table illustrates the movement in intangible assets as at March 31, 2015 and 2014:

	3/31/2014	3/31/2013
Opening Balance	$346,123	$408,167
Add: Costs capitalized during the year	239,770	260,332
Less: Amount Written -off	(234,139)	(327,298)
Translational gain	(10,104)	4,922
Net Intangible Assets	$341,651	$346,123